OPERATIONS	12 Months Ended
Dec. 31, 2018
OPERATIONS
OPERATIONS

1)  OPERATIONS

a)  Background information

Telefônica Brasil S.A. (the “Company” or “Telefônica Brasil”) is a publicly-held corporation with the corporate purpose of operating telecommunications services; development of activities necessary or useful for the execution of those services, in accordance with the concessions, authorizations and permissions granted to them; exploitation of value-added services; operation of integrated solutions, management and provision of services related to: (i) data center, including hosting and colocation; (ii) storage, processing and management of data, information, texts, images, videos, applications and information systems and similar; (iii) information technology; (iv) information and communication security; (v) telecommunications; and (vi) electronic security systems; licensing and sublicensing of software of any nature, among others.

The Company, headquartered at Avenida Engenheiro Luiz Carlos Berrini, No. 1376, in the city and state of São Paulo, Brazil, is a member of the Telefónica Group (“Group”), with headquarters in Spain and present in several countries of Europe and Latin America.

At December 31, 2018 and 2017, Telefónica S.A. (“Telefónica”), the Group holding company, held total direct and indirect interest in the Company of 73.58% (Note 23).

The Company is registered in the Brazilian Securities Commission ("CVM") as a publicly-held company under Category A (issuers authorized to trade any marketable securities) and has shares traded on the B3 (company resulting from the combination of activities between BM&FBovespa and CETIP – Central Custody and Settlement of Securities). The Company is also listed in the Securities and Exchange Commission ("SEC"), of the United States of America, and its American Depositary Shares ("ADSs") are classified under level II, backed only by preferred shares and traded on the New York Stock Exchange ("NYSE").

b)  Operations

The Company operates in the rendering of: (i) Fixed Switched Telephone Service Concession Arrangement ("STFC"); (ii) Multimedia Communication Service ("SCM", data communication, including broadband internet); (iii) Personal Mobile Service ("SMP"); and (iv) Conditioned Access Service ("SEAC" - Pay TV), throughout Brazil, through concessions and authorizations, as established in the General Plan of Concessions ("PGO").

Service concessions and authorizations are granted by Brazil's Telecommunications Regulatory Agency ("ANATEL"), the agency responsible for the regulation of the Brazilian telecommunications sector under the terms of Law No. 9472 of July 16, 1997 - General Telecommunications Law ("Lei Geral das Telecomunicações" - LGT), amended by Laws No. 9986, of July 18, 2000, and No. 12485, of September 12, 2011. The operation of such concessions is subject to supplementary regulations and plans.

In accordance with the STFC service concession agreement, in every two years, during the agreement's 20-year term, valid until December 31, 2025, the Company shall pay a fee equivalent to 2% of its prior-year STFC revenue, net of applicable taxes and social contribution taxes (Note 22).

In accordance with the authorization terms for the usage of radio frequencies associated with SMP, in every two years after the first renewal of these agreements, the Company shall pay a fee equivalent to 2% of its prior-year SMP revenue, net of applicable taxes and social contribution taxes (Note 22), and in the 15th year the Company will pay 1% of its prior-year revenue. The calculation will consider the net revenue from the application of Basic and Alternative Services Plans. These agreements can be extended only once for a term of 15 years.

The Company's authorization terms ("TA") for the operation of SMP, according to the SMP General Authorization Plan ("PGA"), are: (i) Region I - TA n. 078/2012 / PVCP / SPV-ANATEL ; (ii) Region II - TA n ° 005/2010 / PVCP / SPV-ANATEL; and (iii) Region III - TA n ° 006/2010 / PVCP / SPV-ANATEL.

The terms of authorization for the use of the radio frequency bands are granted based on the results obtained in the respective radio frequency auction conducted by ANATEL.

The following is a summary of the authorizations for use of radio frequency bands, granted to the Company, according to the terms of authorization to operate the service in each region.

Radiofrequency	Band (MHz)	License Expiration (Year)
450 MHz	14	2027
700 MHz	20	2029
800 MHz	25	2020-2028
900 MHz	5	2020-2023
1800 MHz	20-50	2020-2023
2100 MHz	20-30	2023
2500 MHz	40-60	2027-2031

c) Corporate events that occurred in 2018 and 2017

c.1) Corporate Restructuring - 2018

At the Extraordinary General Meeting ("AGE") held on November 30, 2018, the corporate restructuring was approved, with the merger of the wholly-owned subsidiary Telefônica Data SA ("TData") by the Company, with operational effects as from December 1, 2018.

TData was a subsidiary of the Company based in Brazil, whose purpose was to provide services, including, without limitation, the provision of audio, video, image and text content, applications and the like, exploration of integrated solutions and the provision of value-added services.

TData was the parent company of Telefônica Transportes e Logística Ltda. ("TGLog"), which exploits logistics activity; the administration and operation of general and customs warehouses throughout the national territory, among other logistics activities and of Terra Networks Brasil SA ("Terra Networks"), which provides digital services (value-added services ("SVA") and third parties and carrier billing, as well as mobile channels for sales and relationship) and advertising, with both companies headquartered in Brazil.

The TData merger had the objective of standardizing the rendering of services, simplifying the Group current organizational and corporate structure, and assisting in the integration of the Company's business with TData.

c.2) Acquisition of Terra Networks by Wholly-Owned Subsidiary - 2017

On July 3, 2017, the Company announced that its wholly-owned subsidiary TData has acquired all the shares representing the capital stock of Terra Networks, owned by SP Telecomunicações Participações Ltda. ("SPTE"), one of the controlling shareholders of the Company.

The total price paid for the acquisition of shares issued by Terra Networks was R$ 250,000, in a single installment, with no need for any financing, using only the cash available of TData. Such value was calculated based on the economic value of Terra Networks, according to the discounted cash flow criterion, with a base date of April 30, 2017, based on an appraisal report contracted by the TData Board of Directors.

The acquisition was subject to conditions usually applicable to this type of deal and was preceded by a legal and financial audit in relation to Terra Networks and valuation by an independent company.

The acquisition was to expand and integrate the commercial offer of digital services that can add immediate value to the customer base of TData and of the Company, as well as generating TData service offers to Terra Networks' customer base and subscribers and, thanks to the national presence of Terra Networks' operation and expertise, generate leverage for TData advertising business. In addition, since the Company has the skills to create new digital media products for mobile and advertising and Terra Networks has know-how in selling, attending and operating digital services for specific customers, the acquisition by TData will also facilitate the synergy between the companies involved, in addition to maximizing the unification of the commercial conditions maintained with suppliers.